UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



    ICM SMALL COMPANY PORTFOLIO
    SEMI-ANNUAL REPORT                                        APRIL 30, 2006


--------------------------------------------------------------------------------







                               INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              APRIL 30, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................    1

Statement of Net Assets...................................................    3

Statement of Operations...................................................    9

Statement of Changes in Net Assets........................................   10

Financial Highlights......................................................   11

Notes to Financial Statements.............................................   12

Disclosure of Portfolio Expenses..........................................   18

--------------------------------------------------------------------------------





The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2006

Dear Shareholder:

Propelled by continued robust growth in corporate profits, the U.S. equity market registered a strong advance during the first six months of the Portfolio's current fiscal year. To the surprise of many market observers, small capitalization stocks, as measured by the Russell 2000 Index, outperformed large capitalization stocks, as measured by the S&P 500 Composite Index, by a wide margin. The Portfolio outperformed its primary benchmark, the Russell 2000 Value Index, over the last six months.

                                                             TOTAL RETURNS
                                   ---------------------------------------------------------------
                                   1ST FISCAL QTR.      2ND FISCAL QTR.    1ST HALF OF FISCAL YEAR
                                   ---------------------------------------------------------------
                                    NOV. 1, 2005-        FEB. 1, 2006-           NOV. 1, 2005-
                                    JAN. 31, 2006       APRIL 30, 2006          APRIL 30, 2006
                                    -------------       --------------          --------------
ICM SMALL CO. PORTFOLIO........         11.20%                 7.65%                 19.71%
Russell 2000 Value Index.......         11.80%                 5.12%                 17.52%
Russell 2000 Index.............         13.73%                 4.55%                 18.91%
Russell 2000 Growth Index......         15.68%                 4.00%                 20.31%
S&P 500 Composite Index........          6.57%                 2.88%                  9.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICMPORTFOLIOS.COM

Small cap value stocks, as measured by the Russell 2000 Value Index, did not quite keep pace with their growth counterparts in the Russell 2000 Growth Index. Nearly 40% of the Russell 2000 Value Index consists of stocks in sectors like banks, REIT's, insurance and utilities which historically have struggled a bit in a rising interest rate environment. Long term interest rates have increased substantially over the last six months and these sectors have underperformed. The Portfolio has been underweighted in these types of companies and this position was a significant factor in the Portfolio's relative performance during the first half. The Portfolio also benefited from an overweighting in more economically sensitive types of companies in sectors such as Producer Durables and Materials and Processing.

It is hard to imagine small cap stocks replicating their first half absolute and relative performance over the next six months. There is likely to be some pullback or pause in the equity market during which large cap stocks will probably outperform.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

While the corporate profit environment is still very favorable, actual or potential increases in inflation and interest rates could limit further equity market gains in the near term.

Respectfully,


/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


Consumer Discretionary                         18.9%
Materials & Processing                         18.0%
Producer Durables                              14.9%
Financial Services                             12.7%
Technology                                     10.5%
Energy                                          7.7%
Health Care                                     7.3%
Real Estate Investment Trusts                   4.6%
Auto & Transportation                           4.0%
Repurchase Agreement                            1.0%
Utilities                                       0.4%

+ Percentages are based on total net assets.

--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         -------     -----------
AUTO & TRANSPORTATION -- 4.0%
  American Axle & Manufacturing Holdings .........       446,900     $ 7,869,909
  BorgWarner .....................................       390,000      23,684,700
  Celadon Group* .................................       296,850       8,071,352
  Swift Transportation* ..........................       717,200      21,480,140
                                                                     -----------
                                                                      61,106,101
                                                                     -----------
CONSUMER DISCRETIONARY -- 18.9%
  4Kids Entertainment* ...........................       356,600       6,144,218
  American Woodmark ..............................       233,600       8,119,936
  Ameristar Casinos ..............................       139,900       3,442,939
  Buckle .........................................       163,100       6,972,525
  Callaway Golf ..................................       431,000       6,887,380
  CBRL Group .....................................       253,200      10,307,772
  CSK Auto* ......................................       454,500       5,840,325
  Finlay Enterprises* ............................        50,800         491,236
  Fred's .........................................       401,300       5,694,447
  G&K Services, Cl A .............................       263,300      10,787,401
  Genlyte Group* .................................       154,100      10,619,031
  Group 1 Automotive* ............................       176,300       9,622,454
  Haverty Furniture ..............................       311,500       4,703,650
  Insight Enterprises* ...........................       462,600       9,145,602
  Jarden* ........................................       290,000       9,860,000
  MAXIMUS ........................................       443,800      15,461,992
  Men's Wearhouse ................................       523,300      18,545,752
  Mohawk Industries* .............................        91,000       7,289,100
  Navigant International* ........................       451,800       7,427,592
  ProQuest* ......................................       545,000       8,556,500
  Ralcorp Holdings* ..............................       397,400      14,815,072

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                      --------      ------------
CONSUMER DISCRETIONARY -- CONTINUED
  Ruby Tuesday .....................................   426,000      $ 12,682,020
  Schawk ...........................................    93,000         2,356,620
  Scholastic* ......................................   356,600         9,464,164
  School Specialty* ................................    24,500           891,065
  Standard Parking* ................................   148,600         4,015,172
  Tetra Tech* ......................................   793,600        15,419,648
  Thomas Nelson ....................................   447,000        13,208,850
  THQ* .............................................   445,850        11,427,136
  Toro .............................................   249,500        12,337,775
  Trump Entertainment Resorts* .....................   126,000         2,407,860
  West* ............................................   533,000        24,688,560
                                                                    ------------
                                                                     289,633,794
                                                                    ------------
ENERGY -- 7.7%
  Equitable Resources ..............................   601,000        21,341,510
  Oceaneering International* .......................   452,700        27,628,281
  Penn Virginia ....................................   450,000        32,526,000
  Remington Oil & Gas* .............................    13,100           571,291
  St. Mary Land & Exploration ......................   504,000        21,248,640
  Unit* ............................................   252,000        14,553,000
                                                                    ------------
                                                                     117,868,722
                                                                    ------------
FINANCIAL SERVICES -- 12.6%
  Capital Corp of the West .........................    72,680         2,480,568
  Capital Title Group ..............................   315,300         2,434,116
  Coinstar* ........................................   191,400         5,219,478
  Colonial BancGroup ...............................   410,200        10,636,486
  CVB Financial ....................................   516,350         8,426,832
  Dime Community Bancshares ........................   609,300         8,633,781
  Hanmi Financial ..................................   567,408        11,053,108
  Heritage Commerce* ...............................    64,900         1,541,375
  Hub International Limited ........................   440,500        11,765,755
  Investors Financial Services .....................   274,500        13,137,570
  Jack Henry & Associates ..........................   302,200         6,784,390
  John H Harland ...................................   426,700        17,686,715
  Prosperity Bancshares ............................   474,900        15,481,740
  Reinsurance Group of America .....................   151,200         7,272,720
  Scottish Re Group ................................   720,900        16,746,507
  Sterling Bancorp/NY ..............................   269,889         5,640,680
  Summit Bank Corp/Atlanta GA ......................   156,300         2,382,012

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
FINANCIAL SERVICES -- CONTINUED
  Triad Guaranty* ..................................      347,000   $ 18,918,440
  UCBH Holdings ....................................      504,000      8,915,760
  Waddell & Reed Financial, Cl A ...................      399,000      9,384,480
  West Coast Bancorp/OR ............................      297,400      8,559,172
  Western Sierra Bancorp ...........................       12,400        522,040
                                                                    ------------
                                                                     193,623,725
                                                                    ------------
HEALTH CARE -- 7.3%
  Apria Healthcare Group* ..........................      421,500      9,230,850
  Bio-Rad Laboratories, Cl A* ......................      270,000     17,660,700
  Cardiac Science* .................................      424,641      4,152,989
  Conmed* ..........................................      523,800     11,424,078
  Covance* .........................................      200,300     11,687,505
  Dentsply International ...........................      287,500     17,155,125
  Genesis HealthCare* ..............................      265,400     12,545,458
  Hooper Holmes ....................................    1,102,600      3,252,670
  Medical Action Industries* .......................      170,000      4,066,400
  Omnicare .........................................      339,000     19,224,690
  Orthofix International* ..........................       52,300      2,122,857
                                                                    ------------
                                                                     112,523,322
                                                                    ------------
MATERIALS & PROCESSING -- 17.9%
  Acuity Brands ....................................       36,400      1,502,592
  Albany International, Cl A .......................      190,700      7,456,370
  Aptargroup .......................................      400,000     20,964,000
  Armor Holdings* ..................................      392,500     23,969,975
  Cambrex ..........................................      426,400      8,647,392
  Carpenter Technology .............................      168,200     20,007,390
  Clarcor ..........................................      530,900     18,581,500
  Eagle Materials ..................................      405,000     26,831,250
  ElkCorp ..........................................      350,100     10,660,545
  Gibraltar Industries .............................      400,300     11,124,337
  Griffon* .........................................      591,800     15,783,306
  Kaydon ...........................................      406,400     17,450,816
  MacDermid ........................................      590,300     20,247,290
  Michael Baker* ...................................      135,200      3,782,896
  Minerals Technologies ............................      199,500     11,415,390
  Northwest Pipe* ..................................      175,000      5,160,750
  OM Group* ........................................      568,400     16,278,976

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        ---------   ------------
MATERIALS & PROCESSING -- CONTINUED
  Quaker Chemical ..................................      200,000   $  4,038,000
  Rogers* ..........................................      256,200     15,807,540
  Spartech .........................................      635,700     15,021,591
                                                                    ------------
                                                                     274,731,906
                                                                    ------------
PRODUCER DURABLES -- 14.9%
  AGCO* ............................................      370,900      8,779,203
  Ametek ...........................................      512,200     25,236,094
  Belden CDT .......................................      270,000      8,451,000
  Bucyrus International, Cl A ......................      268,050     13,914,475
  Diebold ..........................................      305,800     13,011,790
  Entegris* ........................................    1,712,659     17,434,869
  ESCO Technologies* ...............................      334,300     16,949,010
  FARO Technologies* ...............................        4,000         60,760
  Heico, Cl A ......................................      641,500     17,769,550
  Itron* ...........................................      319,300     21,409,065
  JLG Industries ...................................      676,600     19,404,888
  MDC Holdings .....................................      255,000     14,733,900
  Quixote ..........................................      283,100      5,837,522
  Regal-Beloit .....................................      304,700     14,217,302
  Ryland Group .....................................      151,700      9,573,787
  Technitrol .......................................      206,700      5,175,768
  Triumph Group* ...................................       92,500      4,353,050
  Ultratech* .......................................      411,900      8,089,716
  Woodhead Industries ..............................      242,700      3,956,010
                                                                    ------------
                                                                     228,357,759
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.6%
  Brandywine Realty Trust ..........................      262,130      7,420,900
  Camden Property Trust ............................      135,600      9,319,788
  First Industrial Realty Trust ....................      121,200      4,755,888
  Kite Realty Group Trust* .........................      244,600      3,735,042
  LaSalle Hotel Properties .........................      239,600     10,477,708
  Liberty Property Trust ...........................      169,700      7,585,590
  Mack-Cali Realty .................................       96,900      4,381,818
  Mills ............................................      146,100      4,662,051
  Parkway Properties Inc/MD ........................      101,100      4,003,560
  Ramco-Gershenson Properties ......................      134,900      3,646,347
  Reckson Associates Realty ........................      255,200     10,381,536
                                                                    ------------
                                                                      70,370,228
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                                         SHARES           VALUE
                                                                       ---------     --------------
TECHNOLOGY -- 10.5%
  Adaptec* ....................................................        1,415,000     $    7,824,950
  Analogic ....................................................           92,600          5,842,134
  Catapult Communications* ....................................          156,000          1,865,760
  CommScope* ..................................................          689,100         22,774,755
  Excel Technology* ...........................................          278,800          8,244,116
  Imation .....................................................          357,800         15,027,600
  Inter-Tel ...................................................          478,100         10,967,614
  Kemet* ......................................................          899,300          9,721,433
  Macrovision* ................................................          500,000         11,450,000
  Mantech International, Cl A* ................................          273,600          9,037,008
  Mentor Graphics* ............................................          747,400          9,813,362
  Moldflow* ...................................................          322,500          4,547,250
  Progress Software* ..........................................          268,000          7,394,120
  Radisys* ....................................................          519,500         10,992,620
  Tekelec* ....................................................          806,800         11,521,104
  Trimble Navigation* .........................................          283,000         13,408,540
                                                                                     --------------
                                                                                        160,432,366
                                                                                     --------------

UTILITIES -- 0.4%
  Iowa Telecommunications Services* ...........................          372,400          6,718,096
                                                                                     --------------
  TOTAL COMMON STOCK
    (Cost $885,303,581) .......................................                       1,515,366,019
                                                                                     --------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
--------------------------------------------------------------------------------

                                                                        FACE
                                                                       AMOUNT
                                                                     ----------
  Morgan Stanley
    4.600%, dated 04/28/06, to be repurchased on 05/01/06,
    repurchase price $14,776,772, (collateralized by a
    U.S. Government obligation, par value $15,165,000,
    0.000%, 06/14/06; total market value $15,067,944)
    (Cost $14,771,110) ........................................      $14,771,110         14,771,110
                                                                                     --------------
  TOTAL INVESTMENTS -- 99.8%
    (Cost $900,074,691) .......................................                       1,530,137,129
                                                                                     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.2%
  Payable for Investment Securities Purchased ..............     $   (4,422,189)
  Investment Advisory Fees Payable .........................           (874,442)
  Administration Fees Payable ..............................            (76,681)
  Chief Compliance Officer Fees Payable ....................             (7,655)
  Trustees' Fees Payable ...................................             (2,408)
  Other Assets and Liabilities, Net ........................          8,505,671
                                                                 --------------
  TOTAL OTHER ASSETS AND LIABILITIES .......................          3,122,296
                                                                 --------------
  NET ASSETS -- 100.0% .....................................     $1,533,259,425
                                                                 ==============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
  Paid-in Capital ..........................................     $  770,516,149
  Undistributed net investment income ......................             94,878
  Accumulated net realized gain on investments .............        132,585,960
  Net unrealized appreciation on investments ...............        630,062,438
                                                                 --------------
  NET ASSETS ...............................................     $1,533,259,425
                                                                 ==============
  INSTITUTIONAL CLASS SHARES:
  Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value) .............         36,708,336
                                                                 ==============
  NET ASSET VALUE, Offering and Redemption
     Price Per Share -- Institutional Class ................             $41.77
                                                                         ======

 *   Non-Income Producing Security
Cl  Class
GA  Georgia
MD  Maryland
NY  New York
OR  Oregon



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................  $   6,074,625
Interest .......................................................      1,048,022
Less: Taxes withheld ...........................................         (8,762)
                                                                  -------------
    TOTAL INCOME ...............................................      7,113,885
                                                                  -------------
EXPENSES
Investment Advisory Fees .......................................      5,287,970
Administration Fees ............................................        463,336
Chief Compliance Officer Fees ..................................          3,663
Trustees' Fees .................................................          2,208
Shareholder Servicing Fees .....................................        867,899
Transfer Agent Fees ............................................         56,730
Printing Fees ..................................................         44,561
Custodian Fees .................................................         38,215
Registration and Filing Fees ...................................         11,468
Legal Fees .....................................................         10,264
Audit Fees .....................................................          8,730
Other Expenses .................................................         18,915
                                                                  -------------
     TOTAL EXPENSES ............................................      6,813,959
Less: Fees Paid Indirectly -- Note 4 ...........................         (2,569)
                                                                  -------------
     NET EXPENSES ..............................................      6,811,390
                                                                  -------------
NET INVESTMENT INCOME ..........................................        302,495
                                                                  -------------
NET REALIZED GAIN ON INVESTMENTS ...............................    132,297,122
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...........    141,633,129
                                                                  -------------
TOTAL NET GAIN ON INVESTMENTS ..................................    273,930,251
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........  $ 274,232,746
                                                                  =============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS             YEAR
                                                                             ENDED               ENDED
                                                                        APRIL 30, 2006        OCTOBER 31,
                                                                          (UNAUDITED)             2005
                                                                       ---------------      ---------------
OPERATIONS:
   Net Investment Income (Loss) .................................      $       302,495      $    (1,124,491)
   Net Realized Gain on Investments .............................          132,297,122           98,465,875
   Net Change in Unrealized Appreciation
     on Investments .............................................          141,633,129           79,289,007
                                                                       ---------------      ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .................................................          274,232,746          176,630,391
                                                                       ---------------      ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................................                   --             (418,752)
   Net Realized Gain ............................................          (95,390,397)         (86,936,153)
                                                                       ---------------      ---------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................          (95,390,397)         (87,354,905)
                                                                       ---------------      ---------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................          186,750,355          287,799,087
   In Lieu of Cash Distributions ................................           89,873,184           82,600,727
   Redeemed .....................................................         (399,147,316)        (365,654,031)
                                                                       ---------------      ---------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .................................         (122,523,777)           4,745,783
                                                                       ---------------      ---------------
     TOTAL INCREASE IN NET ASSETS ...............................           56,318,572           94,021,269
NET ASSETS:
   Beginning of Year ............................................        1,476,940,853        1,382,919,584
                                                                       ---------------      ---------------
   End of Year (including undistributed
     (distributions in excess of) net investment income
     of $94,878 and $(463,426), respectively) ...................      $ 1,533,259,425      $ 1,476,940,853
                                                                       ===============      ===============
SHARE TRANSACTIONS:
   Issued .......................................................            4,902,144            7,900,720
   In Lieu of Cash Distributions ................................            2,451,499            2,285,431
   Redeemed .....................................................          (10,358,396)         (10,117,271)
                                                                       ---------------      ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................................           (3,004,753)              68,880
                                                                       ===============      ===============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                    SIX MONTHS
                                       ENDED                                  YEARS ENDED OCTOBER 31,
                                  APRIL 30, 2006     -------------------------------------------------------------------
                                   (UNAUDITED)          2005              2004          2003        2002(1)        2001
                                  --------------     ----------        ----------    ----------    --------     --------
Net Asset Value,
   Beginning of Period .....        $    37.19       $    34.88        $    30.95    $    23.37    $  23.70     $  23.32
                                    ----------       ----------        ----------    ----------    --------     --------
Income from Operations:
   Net Investment
      Income (Loss) ........              0.00*           (0.03)*            0.05*         0.05        0.11         0.24
   Net Realized and
      Unrealized Gain ......              6.99*            4.57*             3.94*         7.81        0.39+        2.82
                                    ----------       ----------        ----------    ----------    --------     --------
Total from Operations ......              6.99             4.54              3.99          7.86        0.50         3.06
                                    ----------       ----------        ----------    ----------    --------     --------
Dividends and Distributions:
  Net Investment Income ....                --            (0.01)            (0.06)        (0.06)      (0.10)       (0.26)
  Net Realized Gain ........             (2.41)           (2.22)               --         (0.19)      (0.73)       (2.42)
  Return of Capital ........                --               --                --         (0.03)         --           --
                                    ----------       ----------        ----------    ----------    --------     --------
Total Dividends and
  Distributions ............             (2.41)           (2.23)            (0.06)        (0.28)      (0.83)       (2.68)
                                    ----------       ----------        ----------    ----------    --------     --------
Net Asset Value,
  End of Period ............        $    41.77       $    37.19        $    34.88    $    30.95    $  23.37     $  23.70
                                    ==========       ==========        ==========    ==========    ========     ========
TOTAL RETURN++ .............             19.71%           13.20%            12.89%        34.01%       1.84%       14.42%
                                    ==========       ==========        ==========    ==========    ========     ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (Thousands) ..............        $1,533,259       $1,476,941        $1,382,920    $1,153,543    $773,377     $650,124
Ratio of Expenses to
  Average Net Assets .......              0.90%(2)         0.87%(2)          0.88%         0.87%       0.87%        0.90%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets .......              0.07%           (0.08)%            0.14%         0.20%       0.41%        0.97%
Portfolio Turnover Rate ....                 8%              17%               22%           18%         17%          24%

  *   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
  + THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ICM SMALL COMPANY PORTFOLIO.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
      The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

For the six months ended April 30, 2006, the Portfolio paid the Administrator 0.06% of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the "Adviser").

The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the six months ended April 30, 2006, the Portfolio earned credits of $2,569 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings, Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2006, the Portfolio made purchases of $115,324,852 and had sales of $299,946,359 of investment securities other than

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book and tax differences relating to distributions received from REITs resulted in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Permanent book and tax differences relating to distributions received from REITs resulted in a reclassification of $255,809 to undistributed net investment income and a reclassification of $(255,809) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                 ORDINARY        LONG-TERM
                                  INCOME       CAPITAL GAIN           TOTAL
                                ----------      -----------       -----------
     2005                       $5,151,495      $82,203,410       $87,354,905
     2004                        2,164,400               --         2,164,400

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
As of October 31, 2005, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                $ 11,981,685
     Undistributed Long-Term Capital Gain           83,407,146
     Unrealized Appreciation                       488,512,096
                                                  ------------
     Total Distributable Earnings                 $583,900,927
                                                  ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum of eight years and applied against future capital gains. During the year ended October 31, 2005, the ICM Small Company portfolio did not utilize any capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2006, were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED     NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES       APPRECIATION
           --------         ----------        ----------       ------------
         $900,538,864      $661,445,107      $(31,846,842)     $629,598,265

8. OTHER:

At April 30, 2006, there were no shareholders who held 10% of the total outstanding shares.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            11/01/05          4/30/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class          $1,000.00       $1,197.10       0.90%        $4.90

HYPOTHETICAL 5% RETURN
Institutional Class           1,000.00        1,020.32       0.90          4.51
--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



    This information must be preceded or accompanied by a current prospectus for the Portfolio described.


ICM-SA-001-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.